Dividends paid	12 Months Ended
Jun. 30, 2022
Dividends paid
Dividends paid
31	Dividends paid

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Final dividend — prior year	23	16	10
Interim dividend — current year	26	30	21
	49	46	31
Forecast cash flow on final dividend — current year	9 344	—	—

Dividends paid relate to dividends distributed by Sasol South Africa Limited to Sasol Khanyisa participants. The forecast cash flow on the final dividend is calculated based on the net number of Sasol ordinary shares and BEE ordinary shares in issue at 30 June 2022 of 636 million. The actual dividend payment will be determined on the record date of 6 September 2022.